Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%	%	%	%
Rate of increase in:
- salaries	3.30	2.92	2.52	3.00	3.03	3.37	2.50	1.25	1.00
- pensions in payment	2.10	1.90	1.45	-	-	-	-	-	-
Inflation	2.30	1.90	1.50	2.10	2.00	2.00	2.00	0.75	0.50
Discount rate	4.20	1.43	1.14	5.20	2.82	2.34	2.20	0.30	0.20
Medical cost trend rate	n/a	n/a	n/a	1.87	5.91	5.97	n/a	n/a	n/a

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees	For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current retirees
- men	22.7	22.6	22.5	20.5	20.5	20.1	22.7	22.6	22.6
- women	24.6	24.5	24.4	22.5	22.4	22.2	24.5	24.4	24.7
Future retirees
- men	25.0	24.9	24.8	22.3	22.2	22.0	25.5	25.4	24.8
- women	26.9	26.8	26.7	24.2	24.1	23.9	26.9	26.9	26.8

Summary of Retirement Benefit Expense in Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2022	2021	2020
	$m	$m	$m
Total defined contribution expense (i)	316	297	279
Total defined benefit expense (i)	56	71	69
Total expense in Consolidated Income Statement	372	368	348

(i)The total defined contribution and defined benefit expense excludes $6 million and $nil million respectively (2021: $12 million and $1 million respectively;
2020: $10 million and $1 million respectively), relating to discontinued operations.

Analysis of Defined Benefit Expense/(Credit)

Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:
Current service cost	46	54	52
Administration expenses	5	4	5
Past service (credit)/cost net	(1)	(3)	1
Loss on settlements	-	6	-
Subtotal	50	61	58
Included in finance income and finance costs respectively:
Interest income on scheme assets	(52)	(46)	(56)
Interest cost on scheme liabilities	58	56	67
Net interest expense	6	10	11

Net expense to Consolidated Income Statement	56	71	69
The composition of the net expense to the Consolidated Income Statement is as follows:
Eurozone	25	29	30
United States and Canada	14	20	15
Switzerland	9	10	12
Other	8	12	12
Total	56	71	69

Summary of Reconciliation of Assets and Liabilities

	2022	2021
Reconciliation of scheme assets (bid value)	$m	$m
At 1 January	3,174	3,321
Movement in year
Interest income on scheme assets	52	46
Remeasurement adjustments
- return on scheme assets excluding interest income	(534)	165
Employer contributions paid	35	43
Contributions paid by plan participants	7	7
Benefit and settlement payments	(142)	(258)
Administration expenses	(5)	(4)
Translation adjustment	(144)	(146)
Fair value of plan assets	2,443	3,174
Remeasurement adjustments
- impact of asset ceiling	(88)	-
At 31 December	2,355	3,174
The composition of scheme assets is as follows:
Eurozone	1,217	1,563
United States and Canada	652	873
Switzerland	303	460
Other	183	278
Total	2,355	3,174
Reconciliation of actuarial value of liabilities
At 1 January	(3,483)	(3,877)
Movement in year
Current service cost	(46)	(55)
Past service credit net	1	3
Loss on settlements	-	(6)
Interest cost on scheme liabilities	(58)	(56)
Disposals	25	1
Remeasurement adjustments
- experience variations	(48)	(7)
- actuarial gain from changes in financial assumptions	951	70
- actuarial (loss)/gain from changes in demographic assumptions	(2)	36
Contributions paid by plan participants	(7)	(7)
Benefit and settlement payments	142	258
Translation adjustment	154	157
At 31 December	(2,371)	(3,483)
The composition of the actuarial value of liabilities is as follows:
Eurozone	(1,096)	(1,671)
United States and Canada	(797)	(1,093)
Switzerland	(296)	(394)
Other	(182)	(325)
Total	(2,371)	(3,483)

Net pension deficit (i)	(16)	(309)
Related deferred income tax asset	22	89
Net pension asset/(liability)	6	(220)
The composition of the net pension asset/(liability) is as follows:
Eurozone	106	(87)
United States and Canada	(109)	(164)
Switzerland	6	66
Other	3	(35)
Total	6	(220)
(i) Reconciliation to Consolidated Balance Sheet
Retirement benefit assets	261	166
Retirement benefit obligations	(277)	(475)
Net pension deficit	(16)	(309)

Summary of Impact of Movement in Principal Actuarial Assumptions
The revised liabilities due to the impact of a reasonably possible change (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone	United States and Canada	Switzerland	Other	Total Group
		2022	2022	2022	2022	2022
		$m	$m	$m	$m	$m
Scheme liabilities at 31 December		(1,096)	(797)	(296)	(182)	(2,371)
Revised liabilities
Discount rate	Increase by 0.25%	(1,055)	(777)	(286)	(176)	(2,294)
	Decrease by 0.25%	(1,131)	(818)	(306)	(188)	(2,443)
Inflation rate	Increase by 0.25%	(1,129)	(799)	(297)	(185)	(2,410)
	Decrease by 0.25%	(1,057)	(796)	(295)	(180)	(2,328)
Mortality assumption	Increase by 1 year	(1,058)	(777)	(287)	(177)	(2,299)
	Decrease by 1 year	(1,127)	(817)	(305)	(188)	(2,437)

Summary of Split of Scheme Assets by Asset Type
The above sensitivity analysis is derived through changing the individual assumption while holding all other assumptions constant.

	2022	2021
Split of scheme assets	$m	$m
Investments quoted in active markets
Equity instruments (i)	504	752
Debt instruments (ii)	1,482	1,874
Property	113	128
Cash and cash equivalents	42	40
Investment funds	89	129

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	14	14
Property	74	71
Cash and cash equivalents	13	9
Assets held by insurance company	110	155
Total assets	2,443	3,174

(i)Equity instruments primarily relate to developed markets.
(ii)Quoted debt instruments are made up of $991 million (2021: $1,317 million) and $491 million (2021: $557 million) of government and non-government instruments respectively.
(iii)Unquoted debt instruments primarily relate to government debt instruments.

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)
The Group has contracted payments (presented on a discounted basis) to certain schemes in the UK as follows:

	2022	2021	2020
	$m	$m	$m
Within one year	3	2	2
Between one and two years	3	2	2
Between two and three years	3	2	2
Between three and four years	3	2	2
Between four and five years	2	2	2
After five years	9	7	10
Total	23	17	20

Summary of Average Duration and Scheme Composition
Employer contributions payable in the 2023 financial year including minimum funding payments (expressed using year-end exchange rates for 2022) are estimated at $37 million.

Average duration and scheme composition

	Eurozone			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Average duration of defined benefit obligation (years)	14.0	18.3	18.3	10.2	12.3	12.9	13.5	17.0	17.6
Allocation of defined benefit obligation by participant:
Active plan participants	70%	69%	70%	47%	49%	43%	76%	74%	74%
Deferred plan participants	10%	10%	10%	15%	15%	12%	—%	—%	—%
Retirees	20%	21%	20%	38%	36%	45%	24%	26%	26%